Stockholders' Equity - Warrants (Details) - $ / shares	2 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Public Warrants exercisable term from the closing of the initial public offering	15 days
Threshold period for filing registration statement after business combination	60 days
Share Price	$ 10.00	$ 10.00	$ 10.00
Class A Common Stock [Member]
Share Price	$ 11.50
Warrant [Member]
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants expiration term	5 years
Percentage of gross proceeds on total equity proceeds	60.00%
Share Price	$ 9.20
Warrant [Member] | Class A Common Stock [Member]
Share Price	$ 9.20		$ 11.50
Threshold consecutive trading days for redemption of public warrants	20 days
Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member]
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold consecutive trading days for redemption of public warrants	3 days
Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member] | Class A Common Stock [Member]
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Redemption period	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceed 10.00 [Member]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceed 10.00 [Member] | Class A Common Stock [Member]
Redemption price per public warrant (in dollars per share)	$ 0.10
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption period	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	100.00%